Expense Example - FidelityLatinAmericaFund-AMCIZPRO - FidelityLatinAmericaFund-AMCIZPRO - Fidelity Latin America Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Latin America Fund - Class A
Expense Example:
1 year	$ 697
3 years	955
5 years	1,232
10 years	2,021
Fidelity Advisor Latin America Fund - Class C
Expense Example:
1 year	305
3 years	634
5 years	1,088
10 years	2,155
Fidelity Advisor Latin America Fund - Class M
Expense Example:
1 year	499
3 years	813
5 years	1,150
10 years	2,099
Fidelity Advisor Latin America Fund - Class I
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
Fidelity Advisor Latin America Fund - Class Z
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	$ 1,061